Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Revenues	$ 378,709	$ 186,224	$ 64,478	$ 958,387	$ 515,575	$ 181,310	$ 753,188
Cost of Revenues	247,513	118,059	3,100	627,483	317,210	6,900	19,000
Gross Profit	131,196	68,165		330,904	198,365
Operating Expenses
Selling, general and administrative expenses	78,518	32,108		200,246	87,911
Depreciation and amortization	13,342	13,657		40,069	46,508
Total Operating Expenses	91,860	45,765		240,315	134,419
Income from Operations	39,336	22,400		90,589	63,946
Other Income (Expense)
Interest expense	(10,839)	(13,219)		(45,704)	(41,833)
Interest income	701	1,285		2,088	4,509
Other (expense) income	(319)	(131)		(95)	(462)
Total Other Expense, net	(10,457)	(12,065)		(43,711)	(37,786)
Income (Loss) Before Tax (Expense) Benefit	28,879	10,335	11,651	46,878	26,160		22,786
Income Tax (Expense) Benefit	(4,404)	(1,896)	(3,190)	(6,938)	(3,953)		(5,340)
Net Income (Loss)	24,475	8,439	8,461	39,940	22,207	(19,202)	17,446
Less: net income (loss) attributable to non-controlling interests	6,188	1,557		11,394	4,451
Net Income (Loss) Attributable to Forgent Intermediate LLC	$ 18,287	$ 6,882		$ 28,546	$ 17,756
Forgent Intermediate LLC [Member]
Revenues			64,478			181,310	753,188
Cost of Revenues			40,664			113,570	475,122
Gross Profit			23,814			67,740	278,066
Operating Expenses
Selling, general and administrative expenses			11,321			52,077	146,270
Depreciation and amortization			93			20,418	59,559
Total Operating Expenses			11,414			72,495	205,829
Income from Operations			12,400			(4,755)	72,237
Other Income (Expense)
Interest expense			(778)			(21,855)	(54,778)
Interest income			342			1,832	5,558
Other (expense) income			(313)			(381)	(231)
Total Other Expense, net			(749)			(20,404)	(49,451)
Income (Loss) Before Tax (Expense) Benefit			11,651			(25,159)	22,786
Income Tax (Expense) Benefit			(3,190)			5,957	(5,340)
Net Income (Loss)			8,461			(19,202)	17,446
Less: net income (loss) attributable to non-controlling interests			0			(1,381)	2,250
Net Income (Loss) Attributable to Forgent Intermediate LLC			$ 8,461			$ (17,821)	$ 15,196